Average Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2024
Fidelity Advisor Intermediate Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.07%
Past 5 years	1.03%
Past 10 years	1.79%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.07%
Past 5 years	1.00%
Past 10 years	1.77%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.49%
Past 5 years	1.22%
Past 10 years	1.85%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.43%
Past 5 years	1.13%
Past 10 years	1.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.01%
Past 5 years	1.07%
Past 10 years	1.83%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	5.53%
Past 5 years	2.11%
Past 10 years	2.46%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	5.56%
Past 5 years	2.24%
Since Inception	2.43%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB042
Average Annual Return:
Past 1 year	5.26%
Past 5 years	2.17%
Past 10 years	2.58%

[1]	AFrom October 2, 2018.